Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	cfvstii_SupplementTextBlock

Supplement dated February 4, 2015

to the Prospectus of the following fund:

Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Columbia Wanger U.S. Equities Fund	5/1/2014

Effective May 1, 2015 (the Effective Date), the Fund's name will change to Columbia Variable Portfolio – U.S. Equities Fund. Accordingly, on the Effective Date, all references in the prospectus to Variable Portfolio - Columbia Wanger U.S. Equities Fund are deleted and replaced with Columbia Variable Portfolio – U.S. Equities Fund. In addition, the following changes are hereby made in the Fund's prospectus:

As of the Effective Date, the information under the caption "Principal Investment Strategies" in the "Summary of VP – Columbia Wanger U.S. Equities Fund" section is hereby superseded and replaced with the following:

Under normal circumstances, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies.

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion.

The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.

The Fund may invest in derivatives, such as futures and options, for hedging or investment purposes.

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and will attempt to achieve the Fund's objective by managing a portion of the Fund's assets (the Columbia Management sleeve) and selecting one or more subadvisers to manage other sleeves independently of each other and Columbia Management. A portion of the Fund's assets is subadvised by Columbia Wanger Asset Management, LLC (CWAM), a wholly-owned affiliate of the Investment Manager. The subadviser and Columbia Management each make investment decisions for their respective sleeves independently of one another.

As of the Effective Date, the information under the caption "Principal Risks" in the "Summary of VP – Columbia Wanger U.S. Equities Fund" section is hereby revised to add the following information:

Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those of the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights and may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses for the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar.

Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund's net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.

The rest of the section remains the same.
Variable Portfolio - Columbia Wanger U.S. Equities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfvstii_SupplementTextBlock

Supplement dated February 4, 2015

to the Prospectus of the following fund:

Fund	Prospectus Dated
Columbia Funds Variable Series Trust II
Variable Portfolio - Columbia Wanger U.S. Equities Fund	5/1/2014

Effective May 1, 2015 (the Effective Date), the Fund's name will change to Columbia Variable Portfolio – U.S. Equities Fund. Accordingly, on the Effective Date, all references in the prospectus to Variable Portfolio - Columbia Wanger U.S. Equities Fund are deleted and replaced with Columbia Variable Portfolio – U.S. Equities Fund. In addition, the following changes are hereby made in the Fund's prospectus:

As of the Effective Date, the information under the caption "Principal Investment Strategies" in the "Summary of VP – Columbia Wanger U.S. Equities Fund" section is hereby superseded and replaced with the following:

Under normal circumstances, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies.

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion.

The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.

The Fund may invest in derivatives, such as futures and options, for hedging or investment purposes.

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and will attempt to achieve the Fund's objective by managing a portion of the Fund's assets (the Columbia Management sleeve) and selecting one or more subadvisers to manage other sleeves independently of each other and Columbia Management. A portion of the Fund's assets is subadvised by Columbia Wanger Asset Management, LLC (CWAM), a wholly-owned affiliate of the Investment Manager. The subadviser and Columbia Management each make investment decisions for their respective sleeves independently of one another.

As of the Effective Date, the information under the caption "Principal Risks" in the "Summary of VP – Columbia Wanger U.S. Equities Fund" section is hereby revised to add the following information:

Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those of the particular country, which may be related to the particular political, regulatory, economic, social and other conditions or events occurring in the country and fluctuations in its currency, as well as market risk tied to the underlying foreign company. In addition, ADR holders may have limited voting rights and may not have the same rights afforded typical company stockholders in the event of a corporate action such as an acquisition, merger or rights offering and may experience difficulty in receiving company stockholder communications.

Derivatives Risk. Losses involving derivative instruments may be substantial, because a relatively small movement in the price of an underlying security, instrument, commodity, currency or index may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility for the Fund. Derivative investments will typically increase the Fund's exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk and/or liquidity risk.

Derivatives Risk/Futures Contracts Risk. The loss that may be incurred in entering into futures contracts may exceed the amount of the premium paid and may be potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's NAV. Additionally, as a result of the low collateral deposits normally involved in futures trading, a relatively small price movement in a futures contract may result in substantial losses for the Fund. Futures contracts may be illiquid. Furthermore, exchanges may limit fluctuations in futures contract prices during a trading session by imposing a maximum permissible price movement on each futures contract. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. These transactions involve additional risks, including counterparty risk, hedging risk and pricing risk.

Derivatives Risk/Options Risk. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund's losses are potentially unlimited. These transactions involve other risks, including counterparty risk and hedging risk.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar.

Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund's net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.

The rest of the section remains the same.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, at least 80% of the Fund's net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of U.S. companies.

Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion.

The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.

The Fund may invest in derivatives, such as futures and options, for hedging or investment purposes.

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and will attempt to achieve the Fund's objective by managing a portion of the Fund's assets (the Columbia Management sleeve) and selecting one or more subadvisers to manage other sleeves independently of each other and Columbia Management. A portion of the Fund's assets is subadvised by Columbia Wanger Asset Management, LLC (CWAM), a wholly-owned affiliate of the Investment Manager. The subadviser and Columbia Management each make investment decisions for their respective sleeves independently of one another.